PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Asset-Backed Securities 17.2%
Cayman Islands 12.6%
Atlas Static Senior Loan Fund Ltd., Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.908%(c)	07/15/30	441	$442,969
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	6.567(c)	04/23/31	248	246,343
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.755(c)	10/21/34	500	491,576

Balboa Bay Loan Funding Ltd., Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.715(c)	01/20/32	1,000	990,950
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.400(c)	05/17/31	250	248,128
Broad River BSL Funding CLO Ltd., Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.758(c)	07/20/34	750	737,250
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.661(c)	04/30/31	250	248,387
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.540(c)	04/17/31	248	246,948
CIFC Funding Ltd., Series 2014-02RA, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.657(c)	04/24/30	453	449,880
Clover CLO Ltd., Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.713(c)	10/25/33	500	495,182
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.580(c)	04/15/31	250	247,884
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.641(c)	04/26/31	750	739,846
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.788(c)	10/20/34	250	243,921
Madison Park Funding Ltd., Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.598(c)	10/15/32	750	742,936

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)

MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.029%(c)	02/20/31		250	$243,986
Oaktree CLO Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.717(c)	04/22/30		900	893,700
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.320(c)	04/17/31		250	246,950
Palmer Square CLO Ltd., Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.509(c)	05/21/34		750	739,950
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.811(c)	10/29/34		250	244,210
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	6.748(c)	04/20/34		750	742,519

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.810(c)	01/17/30		165	163,407
Trimaran Cavu Ltd., Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.817(c)	04/23/32		500	495,438
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.583(c)	04/25/31		238	236,693
Wellfleet CLO Ltd., Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.838(c)	01/20/32		750	745,973
Wind River CLO Ltd., Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.780(c)	10/15/34		250	244,270
					11,569,296
Ireland 1.7%
Ares European CLO DAC, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	487,827
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	230	237,898

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)
Carlyle Euro CLO DAC, Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.653%(c)	10/15/35	EUR	300	$320,877
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.073(c)	11/15/31	EUR	500	539,097
					1,585,699
Spain 0.1%
TFS,
Series 2018-03, Class A1^	0.000(cc)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.446(c)	03/15/26	EUR	53	49,783
					49,784
United States 2.8%
Chase Auto Owner Trust, Series 2022-AA, Class D, 144A	5.400	06/25/30		200	191,178
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30		200	199,198
Exeter Automobile Receivables Trust, Series 2021-03A, Class D	1.550	06/15/27		100	91,892
Ford Credit Floorplan Master Owner Trust A, Series 2023-01, Class A1, 144A	4.920	05/15/28		200	197,550
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		100	96,407
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100	96,483
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	93,159
Series 2023-01A, Class D, 144A	7.070	02/14/33		200	199,891

OneMain Financial Issuance Trust, Series 2023-01A, Class A, 144A	5.500	06/14/38		300	298,347
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		66	66,142
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		100	93,095
Santander Drive Auto Receivables Trust,
Series 2022-05, Class C	4.740	10/16/28		200	194,863
Series 2022-06, Class C	4.960	11/15/28		100	97,257

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)

TSTAT Ltd., Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.626%(c)	07/20/31		675	$678,104
					2,593,566

Total Asset-Backed Securities (cost $16,156,087)					15,798,345
Commercial Mortgage-Backed Securities 9.4%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	18	12,344
Ireland 0.1%
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	5.258(c)	08/17/33	EUR	98	97,852
United Kingdom 0.6%
Deco DAC, Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	8.262(c)	08/07/30	GBP	171	207,062
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	6.220(c)	08/17/31	GBP	94	114,432
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.470(c)	08/17/31	GBP	94	111,950
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.820(c)	08/17/31	GBP	94	109,419
					542,863
United States 8.7%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		243	223,826
Series 2020-BN26, Class A3	2.155	03/15/63		200	165,438

Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		380	286,487
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		200	187,451

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Benchmark Mortgage Trust, (cont’d.)
Series 2020-B17, Class A4	2.042%	03/15/53	75	$60,368
Series 2020-B20, Class A3	1.945	10/15/53	100	82,301
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.336(c)	10/15/36	85	83,824
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.636(c)	10/15/36	85	83,503
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	7.986(c)	10/15/36	517	500,311
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	8.262(c)	01/17/39	400	382,411

BX Trust, Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.922(c)	01/15/39	350	335,972
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	150	137,907
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.102(c)	11/15/37	98	97,035
Commercial Mortgage Trust,
Series 2014-CR17, Class A5	3.977	05/10/47	1,000	978,583
Series 2014-UBS04, Class A5	3.694	08/10/47	1,000	966,772

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.419(c)	05/15/36	199	197,346
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.631(cc)	11/25/25	4,244	47,164
Series K111, Class X1, IO	1.571(cc)	05/25/30	318	26,329
Series K113, Class X1, IO	1.380(cc)	06/25/30	915	66,700
Series KG03, Class X1, IO	1.378(cc)	06/25/30	1,049	73,212
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5	3.629	11/10/47	1,000	959,212
Series 2018-GS09, Class A3	3.727	03/10/51	125	115,683

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class G, 144A, 1 Month SOFR + 2.754% (Cap N/A, Floor 2.640%)	7.976(c)	06/15/38	150	127,920
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	100	30,027

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

ONE Mortgage Trust, Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.086%(c)	03/15/36	100	$90,589
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month SOFR + 2.314% (Cap N/A, Floor 2.200%)	7.536(c)	01/15/36	100	87,039
Series 2020-01NYP, Class D, 144A, 1 Month SOFR + 2.864% (Cap N/A, Floor 2.750%)	8.086(c)	01/15/36	100	77,085

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	200	182,688
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	213	196,156
Series 2021-C59, Class A3	1.958	04/15/54	600	508,914
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.736(c)	05/15/31	100	91,731
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.836(c)	05/15/31	600	517,534
				7,967,518

Total Commercial Mortgage-Backed Securities (cost $9,309,140)				8,620,577
Convertible Bond 0.0%
Jamaica
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $763; purchased 03/21/23 - 04/03/23)(f) (cost $762)	7.000	08/16/23(oo)	5	569
Corporate Bonds 38.6%
Belgium 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900	02/01/46	140	132,749

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Brazil 0.5%
Petrobras Global Finance BV,
Gtd. Notes	5.375%	10/01/29	GBP	100	$111,778
Gtd. Notes	6.625	01/16/34	GBP	300	334,712
					446,490
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	300	276,240
Canada 1.2%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	24,719
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		9	9,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		25	24,658
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	79,700

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	28,263
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	12,117
Sr. Unsec’d. Notes	3.750	02/15/52		10	7,099

Fairfax Financial Holdings Ltd., Sr. Unsec’d. Notes	5.625	08/16/32		300	283,791
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	184,496
Local Gov’t. Gtd. Notes, Series JN	5.000	02/15/50	CAD	50	42,354

Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	109,362
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	277,397
Teck Resources Ltd., Sr. Unsec’d. Notes	5.400	02/01/43		60	54,023
					1,136,979
China 2.0%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	6,000	880,156
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		54	51,687

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China (cont’d.)
China Development Bank,
Sr. Unsec’d. Notes	4.300%	08/02/32	CNH	5,000	$768,538
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	146,772
					1,847,153
Denmark 0.2%
Danske Bank A/S, Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	160,048
France 2.5%
Banque Federative du Credit Mutuel SA, Sr. Unsec’d. Notes, 144A	1.604	10/04/26		200	176,499
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		200	167,961
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		400	328,704

BPCE SA, Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27		250	220,552
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	106,926
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	200	182,088
Regie Autonome des Transports Parisiens, Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	63	57,863
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	77,962
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	178,671
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28		200	178,370
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		255	241,922
Sr. Unsec’d. Notes, EMTN	0.250	07/08/27	EUR	400	379,072
					2,296,590
Germany 1.3%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	100	107,201
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	63,686
Deutsche Bank AG,
Sr. Unsec’d. Notes	0.898	05/28/24		265	253,726
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	201,888
Sr. Unsec’d. Notes	2.552(ff)	01/07/28		150	131,068

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Deutsche Bank AG, (cont’d.)
Sub. Notes, EMTN	3.662%(ff)	04/10/25	CNH	1,000	$137,800

TK Elevator Midco GmbH, Sr. Sec’d. Notes	4.375	07/15/27	EUR	153	152,663
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	105,414
					1,153,446
Hong Kong 0.4%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	192,432
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	138,879
					331,311
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	95,631
India 0.4%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	200	203,713
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	200	182,693
					386,406
Indonesia 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	84,202
Israel 0.3%
Energian Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	98,785
Israel Electric Corp. Ltd., Sec’d. Notes, 144A, GMTN	3.750	02/22/32		200	169,260
					268,045

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy 0.8%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, 144A	5.750%	05/05/26		200	$197,292
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	414	391,466
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	110,716
					699,474
Jamaica 0.3%
Digicel Group Holdings Ltd., Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $7,850; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25		20	8,684
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $97,375; purchased 04/16/21)(f)	8.000	12/31/26(d)		100	21,002
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $3,150; purchased 03/17/23)(f)	13.000	12/31/25		5	3,563
Sr. Sec’d. Notes, 144A (original cost $184,500; purchased 03/15/23)(f)	8.750	05/25/24		200	181,448

Digicel Ltd., Gtd. Notes, 144A (original cost $42,000; purchased 03/15/23)(f)	6.750	12/31/23		200	38,000
					252,697
Japan 0.4%
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	1.538(ff)	07/20/27		210	186,915
Nomura Holdings, Inc., Sr. Unsec’d. Notes	2.999	01/22/32		200	161,555
					348,470
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	150	168,568

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 0.5%
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000%	05/04/28	EUR	400	$343,805
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	103,396
					447,201
Malta 0.2%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		200	216,414
Mexico 0.9%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		150	127,160
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	199,033
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	174,768
Gtd. Notes, EMTN	4.875	02/21/28	EUR	400	362,523
					863,484
Netherlands 0.5%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	90	56,718
JDE Peet’s NV, Gtd. Notes, 144A	1.375	01/15/27		150	130,128
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	225	239,038
					425,884
Norway 0.2%
Aker BP ASA, Sr. Unsec’d. Notes, 144A	5.600	06/13/28		155	153,936
Peru 0.0%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		37	34,581

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Philippines 0.5%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600%	06/15/27		276	$309,197
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	7.390	12/02/24		123	125,709
					434,906
Poland 0.3%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		200	199,500
Gov’t. Gtd. Notes, EMTN	3.000	05/30/29	EUR	100	102,769
					302,269
Portugal 0.1%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	118,579
Russia 0.4%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP	300	323,404
Saudi Arabia 0.3%
Gaci First Investment Co., Gtd. Notes	4.750	02/14/30		300	294,942
Singapore 0.1%
Singapore Telecommunications Ltd., Sr. Unsec’d. Notes, 144A	7.375	12/01/31		67	77,815
Slovenia 0.1%
United Group BV, Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	150	132,707
South Africa 0.6%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		600	572,214
Spain 1.0%
Banco Santander SA,
Sr. Unsec’d. Notes	1.722(ff)	09/14/27		200	175,377
Sr. Unsec’d. Notes	5.147	08/18/25		200	197,361

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000%	02/15/33	EUR	300	$261,802
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	90,156
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	192,688
					917,384
Supranational Bank 0.4%
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.500	03/07/28	EUR	200	222,708
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN	4.250	02/07/28	IDR	300,000	18,496
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	43,150
International Bank for Reconstruction & Development, Sr. Unsec’d. Notes	1.820(ff)	08/11/26		100	90,438
					374,792
Switzerland 1.4%
Credit Suisse AG,
Sr. Unsec’d. Notes	5.000	07/09/27		450	433,650
Sr. Unsec’d. Notes	7.500	02/15/28		250	264,461
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	177,409
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	174,830
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	239,688
					1,290,038
United Arab Emirates 0.9%
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	200	206,416
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	114,668

Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	400	261,466
MDGH GMTN RSC Ltd.,
Gtd. Notes, EMTN	6.875	03/14/26	GBP	100	129,676
Gtd. Notes, GMTN	0.375	03/10/27	EUR	100	96,734
					808,960

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom 3.8%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	0.500%	01/28/33	MXN	10,000	$239,162
Barclays PLC,
Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	196,318
Sr. Unsec’d. Notes	5.501(ff)	08/09/28		240	236,089

BAT Capital Corp., Gtd. Notes	2.259	03/25/28		80	69,151
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	219,774
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	98,657
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		150	144,375
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	98,876
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	185	195,465
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	92	97,733
HSBC Holdings PLC,
Sr. Unsec’d. Notes	1.589(ff)	05/24/27		200	177,834
Sr. Unsec’d. Notes	2.013(ff)	09/22/28		200	172,366
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		200	161,618

Kane Bidco Ltd., Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	150	175,899
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		200	124,162
Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	100,204
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	306,243
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	185,845
TalkTalk Telecom Group Ltd., Gtd. Notes	3.875	02/20/25	GBP	200	213,678
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	310,739
					3,524,188
United States 15.3%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39		50	43,478

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500%	03/15/29		25	$21,757
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26		175	167,319
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		50	48,735
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	101,557
American Medical Systems Europe BV, Gtd. Notes	1.625	03/08/31	EUR	100	94,670
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		75	70,643
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/30		125	125,652
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		150	153,295
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	24,458
Gtd. Notes, 144A	9.000	11/01/27		25	31,261
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	21,632
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	21,405
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	26,889
Sr. Unsec’d. Notes	3.650	09/15/59		69	46,012
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	200	214,675
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	65,323

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		50	47,560
Ball Corp., Gtd. Notes	6.000	06/15/29		50	50,000
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	241,966
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		130	105,560
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	161,456
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	257,508
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	75,290

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500%	01/31/27	135	$76,974
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	5	2,312
Gtd. Notes, 144A	5.250	01/30/30	25	11,250
Gtd. Notes, 144A	6.250	02/15/29	10	4,675
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25	50	49,860
Gtd. Notes	7.250	10/15/29	20	19,673

Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	100	91,478
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	2.350	11/13/40	10	6,940
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	10	7,827
Sr. Unsec’d. Notes	4.125	05/15/29	65	58,641
Broadcom, Inc.,
Gtd. Notes	4.150	11/15/30	230	211,226
Gtd. Notes, 144A	3.500	02/15/41	30	22,278
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	102	78,283
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	65	54,345

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34	337	281,620
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	61,515
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	60	51,706
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	10	8,411
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	50	45,341

Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27	235	221,371
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	50	41,048
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	75	69,334

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	100	90,551
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43	40	34,663
Gtd. Notes	5.375	03/15/44	40	36,365

Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	25	25,649

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300%	02/01/32	40	$30,252
Sr. Sec’d. Notes	3.900	06/01/52	135	88,346
Sr. Sec’d. Notes	4.800	03/01/50	35	26,475
Sr. Sec’d. Notes	6.384	10/23/35	100	98,226

Cigna Group (The), Sr. Unsec’d. Notes	2.400	03/15/30	25	21,190
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	150	130,428
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	300	267,258
Sr. Unsec’d. Notes	2.520(ff)	11/03/32	35	28,181
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	100	81,554
Sr. Unsec’d. Notes	3.106(ff)	04/08/26	300	287,246
Sub. Notes	6.174(ff)	05/25/34	35	35,508

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29	100	92,475
Corebridge Financial, Inc., Sr. Unsec’d. Notes	3.900	04/05/32	230	202,835
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	135	134,949
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	100,885
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	50	41,837
Sr. Unsec’d. Notes	5.375	11/15/27	25	23,962
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	50	39,960
Gtd. Notes, 144A	4.625	06/01/30	100	85,391

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $43,125; purchased 07/18/19 - 12/04/19)(f)	6.625	08/15/27(d)	45	1,306
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49	60	49,599
DISH DBS Corp., Gtd. Notes	7.750	07/01/26	100	64,684
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	37	36,612
Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	100	88,929

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	01/30/28		75	$73,133
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	88,042
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	45,533
Sr. Unsec’d. Notes	5.000	05/15/50		20	16,908
Sr. Unsec’d. Notes	6.250	04/15/49		25	24,606
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	11,392
Gtd. Notes	4.450	02/15/43		20	17,520

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	100,797
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46		125	103,087
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25		75	73,948
General Motors Co., Sr. Unsec’d. Notes	5.150	04/01/38		50	45,101
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.700	06/10/31		75	60,247
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	106,196
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		300	264,889
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	15,733
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	159,873
Sr. Unsec’d. Notes	4.482(ff)	08/23/28		375	363,131

HCA, Inc., Gtd. Notes	5.250	04/15/25		100	99,175
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		25	23,075
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		25	22,768

Honeywell International, Inc., Sr. Unsec’d. Notes	3.750	05/17/32	EUR	100	107,504
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	39,913
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31		150	117,333
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	189,000
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		190	163,818
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	84,732
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		90	73,979

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.580%(ff)	04/22/32		105	$87,118
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	59,755

Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28		135	114,818
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29		53	45,605
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		93	87,909
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		50	44,006
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		50	51,860
Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	63,479
Masonite International Corp., Gtd. Notes, 144A	3.500	02/15/30		50	42,125
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		50	43,813
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	22,198
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	194,418
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	98,709
Sr. Unsec’d. Notes	4.656(ff)	03/02/29	EUR	300	333,641
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	53,439
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		50	39,772
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		180	140,629
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		25	23,641
Sr. Unsec’d. Notes	4.950	09/01/32		450	430,474
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15	13,599
Gtd. Notes, 144A	6.000	01/15/27		35	33,466
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		53	50,473
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		25	24,305

OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		25	19,668
ONEOK, Inc., Gtd. Notes	4.450	09/01/49		120	91,809

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000%	10/15/27		50	$45,063
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	70,792
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	42,596
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,353
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,079
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	200	223,322

Skyworks Solutions, Inc., Sr. Unsec’d. Notes	3.000	06/01/31		75	62,249
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		60	57,156
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		180	179,523
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	21,728
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	102,188
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	49,163
Swiss Re Finance UK PLC, Gtd. Notes, EMTN	2.714(ff)	06/04/52	EUR	100	89,915
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		50	46,120
Gtd. Notes, 144A	7.500	10/01/25		50	50,190

Targa Resources Corp., Gtd. Notes	4.200	02/01/33		40	35,743
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	24,637
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	9,336

Tenet Healthcare Corp., Gtd. Notes	6.125	10/01/28		50	47,643
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,125
T-Mobile USA, Inc.,
Gtd. Notes	4.375	04/15/40		30	26,476
Gtd. Notes	4.500	04/15/50		40	34,156

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Tri Pointe Homes, Inc., Gtd. Notes	5.700%	06/15/28		50	$48,025
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		25	25,212
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	155,848
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	150	126,992
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		21	18,210
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	56,831
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	9,066

United Rentals North America, Inc., Gtd. Notes	5.250	01/15/30		60	57,149
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	108,795
Ventas Realty LP, Gtd. Notes	2.500	09/01/31		130	103,030
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,333
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,242
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		45	37,314
Sr. Unsec’d. Notes	2.650	11/20/40		45	30,767
Sr. Unsec’d. Notes	3.400	03/22/41		20	15,197
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	78,048
Gtd. Notes	4.000	06/22/50		15	10,145

VICI Properties LP, Sr. Unsec’d. Notes	4.950	02/15/30		160	151,685
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,526
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		125	118,897
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	42,339
Gtd. Notes, 144A	5.625	02/15/27		75	72,521

Warner Media LLC, Gtd. Notes	4.050	12/15/23		150	148,699
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27		100	93,612
Gtd. Notes	5.050	03/15/42		65	54,154

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Warnermedia Holdings, Inc., (cont’d.)
Gtd. Notes	5.141%	03/15/52		130	$105,322
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26		85	80,346
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30		130	112,485
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		50	41,983
Gtd. Notes	3.100	01/15/30		70	61,254

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51		30	20,909
WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	100	84,951
					14,077,127

Total Corporate Bonds (cost $39,706,505)					35,475,324
Floating Rate and Other Loans 0.0%
Jamaica 0.0%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		10	8,969
United States 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		5	4,024
Second Lien Term Loan	8.025	08/24/26		149	4,211
					8,235

Total Floating Rate and Other Loans (cost $70,064)					17,204
Municipal Bond 0.2%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $158,754)	0.000(cc)	11/01/43		283	145,110

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities 2.5%
Spain 0.0%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000%(c)	07/30/75	EUR	16	$17,282
United States 2.5%
Bellemeade Re Ltd., Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.819(c)	03/25/31		17	17,282
BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	7.067(c)	09/12/26		23	23,174
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.219(c)	12/25/41		110	110,579
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.319(c)	03/25/42		25	27,330
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.319(c)	03/25/42		20	21,069
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.169(c)	06/25/43		100	102,390
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	7.769(c)	07/25/43		100	100,734
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.069(c)	11/25/50		35	36,223
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.669(c)	11/25/50		85	86,236
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.719(c)	01/25/51		10	9,803
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.869(c)	01/25/51		59	58,971
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.569(c)	10/25/33		45	46,373
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.119(c)	01/25/34		30	30,094
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.719(c)	01/25/34		14	14,190
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.469(c)	10/25/41		100	100,500
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.419(c)	09/25/41		30	29,888

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.169%(c)	09/25/41		70	$68,600
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.969(c)	04/25/42		140	142,431

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49		139	126,253
Home Re Ltd., Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.962(c)	07/25/33		24	24,189
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858	09/25/59		53	52,573
Series 2020-GS01, Class A1, 144A	5.882	10/25/59		63	62,783

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60		153	134,451
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.669(c)	04/25/34		271	268,924
PMT Credit Risk Transfer Trust, Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.469(c)	03/27/25		192	192,445
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.262(c)	02/25/25		100	99,950
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	8.062(c)	08/25/25		100	99,130

Radnor Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.767(c)	07/25/33		150	150,375
					2,236,940

Total Residential Mortgage-Backed Securities (cost $2,277,960)					2,254,222
Sovereign Bonds 23.3%
Andorra 0.2%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	177,618

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Austria 0.2%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375%	12/01/34	CAD	280	$228,124
Brazil 0.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		733	718,428
Bulgaria 0.3%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	1.375	09/23/50	EUR	100	60,231
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	100	109,005
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	95,917
					265,153
Canada 0.1%
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	50	32,654
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	100	63,735
					96,389
Chile 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	110,560
China 1.0%
China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	291,566
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	1,500	230,299
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	76,664
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	81,170

China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	86,678
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	141,971
					908,348

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 0.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000%	01/30/30		200	$160,620
Sr. Unsec’d. Notes	9.850	06/28/27	COP	200,000	49,455
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	632,580
					842,655
Croatia 0.5%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	191,871
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	300	258,883
					450,754
Cyprus 0.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	91,749
Sr. Unsec’d. Notes, EMTN	0.950	01/20/32	EUR	300	266,522
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	14,587
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	104,220
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	109,220
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	197,241
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	26,413
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	55,943
					865,895
Denmark 0.0%
Denmark Government Bond, Bonds, Series 30YR	0.250	11/15/52	DKK	300	22,436
Dominican Republic 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	98,728
Estonia 0.2%
Estonia Government International Bond, Sr. Unsec’d. Notes	4.000	10/12/32	EUR	200	224,850
France 0.2%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	200	150,377

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe,
Bonds(k)	0.000%	08/15/31	EUR	100	$90,808
Bonds	1.700	08/15/32	EUR	110	113,842
					204,650
Greece 2.4%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/24	EUR	21	22,485
Bonds	4.300	02/24/25	EUR	13	14,398
Bonds	4.300	02/24/26	EUR	34	36,260
Bonds	4.300	02/24/27	EUR	65	69,238
Bonds	4.300	02/24/28	EUR	42	46,213
Bonds	4.300	02/24/29	EUR	25	26,655
Bonds	4.300	02/24/30	EUR	10	10,605
Bonds	4.300	02/24/31	EUR	23	24,302
Bonds	4.300	02/24/32	EUR	24	25,256
Bonds	4.300	02/24/33	EUR	46	47,923
Bonds	4.300	02/24/34	EUR	22	22,722
Bonds	4.300	02/24/35	EUR	33	33,812
Bonds	4.300	02/24/36	EUR	24	23,924
Bonds	4.300	02/24/37	EUR	16	16,430
Bonds	4.300	02/24/38	EUR	15	15,746
Bonds	4.300	02/24/39	EUR	23	24,573
Bonds	4.300	02/24/40	EUR	23	21,554
Bonds	4.300	02/24/41	EUR	23	21,275
Bonds	4.300	02/24/42	EUR	37	39,049
Bonds, 144A	0.750	06/18/31	EUR	500	443,953
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	911,229
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	345	238,090

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	58,302
					2,193,994
Hong Kong 0.4%
Airport Authority, Sr. Unsec’d. Notes, 144A	2.500	01/12/32		245	206,119
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	200	138,413
					344,532

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750%	10/10/27	EUR	100	$98,841
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	78,226
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	156,076
					333,143
Iceland 0.1%
Iceland Government International Bond, Sr. Unsec’d. Notes	0.000	04/15/28	EUR	100	91,544
India 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, EMTN	3.450	06/25/26	CNH	1,000	136,958
Indonesia 1.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	97,983
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	300	243,423
Sr. Unsec’d. Notes	1.300	03/23/34	EUR	300	242,064
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	100,860
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	210,189
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	107,998
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	217,057
					1,219,574
Israel 0.5%
Israel Government Bond - Fixed, Bonds, Series 0537	1.500	05/31/37	ILS	300	60,181
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	101,419
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	264,397
					425,997
Italy 2.9%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, Series 10Y, 144A	0.950	12/01/31	EUR	100	87,387
Sr. Unsec’d. Notes, Series 16YR, 144A	1.450	03/01/36	EUR	120	97,145
Sr. Unsec’d. Notes, Series 21YR, 144A	1.800	03/01/41	EUR	715	546,094
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	335	340,877
Sr. Unsec’d. Notes, Series 31Y, 144A	1.700	09/01/51	EUR	150	97,009

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Italy Buoni Poliennali Del Tesoro, (cont’d.)
Sr. Unsec’d. Notes, Series 50YR, 144A	2.800%	03/01/67	EUR	105	$80,578

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	170	161,031
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	68,994
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	173,439
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	300	349,851
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	57,711
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	127,995
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	388,847
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		100	98,848
					2,675,806
Kazakhstan 0.3%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	200	194,778
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	114,901
					309,679
Latvia 0.3%
Latvia Government International Bond, Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	300	261,416
Lithuania 0.2%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	200	183,410
Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.375	02/11/30	EUR	100	96,878
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	163,632
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	98,418
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	100	128,335
Sr. Unsec’d. Notes, Series 19	1.440	07/24/24	JPY	100,000	707,282
					1,194,545

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
New Zealand 0.1%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500%	04/14/33	NZD	100	$53,259
Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	175,034
Sr. Unsec’d. Notes	3.875	03/17/28		200	188,400
					363,434
Peru 0.5%
Peru Government Bond, Sr. Unsec’d. Notes	6.150	08/12/32	PEN	30	8,039
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	87,689
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	319,245
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	27,875
					442,848
Philippines 0.6%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	456,342
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	100	72,380
					528,722
Portugal 0.9%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.300	10/17/31	EUR	200	175,334
Sr. Unsec’d. Notes, 144A	1.150	04/11/42	EUR	85	62,720
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	227,478
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	135	159,248
Sr. Unsec’d. Notes, Series 15YR, 144A	2.250	04/18/34	EUR	50	49,643
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	153,206
					827,629
Qatar 0.2%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	194,020

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125%	03/07/28	EUR	180	$174,054
Sr. Unsec’d. Notes, EMTN	1.750	07/13/30	EUR	200	170,493
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	44,248
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	89,613
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	42,375
					520,783
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	425	337,022
Serbia 0.5%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	75,411
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	251,071
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	154,762
					481,244
Singapore 0.0%
Singapore Government Bond, Bonds	2.750	03/01/46	SGD	40	30,100
Slovakia 0.2%
Slovakia Government Bond, Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	200	141,308
Slovenia 0.3%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	300	257,328
Spain 1.5%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	107,871
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	50	59,209
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	32,169
Sr. Unsec’d. Notes, 144A(k)	0.500	10/31/31	EUR	250	219,335
Sr. Unsec’d. Notes, 144A	0.850	07/30/37	EUR	110	83,477
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	190	108,978

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	1.850%	07/30/35	EUR	285	$260,851
Sr. Unsec’d. Notes, 144A	3.450	07/30/43	EUR	300	309,117
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	58,525

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	126,715
					1,366,247
Ukraine 0.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	641	198,043
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	200	63,221
					261,264
United Arab Emirates 0.2%
UAE International Government Bond, Sr. Unsec’d. Notes, 144A, MTN	2.000	10/19/31		205	171,770
United Kingdom 0.7%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	129,758
Unsec’d. Notes	5.625	03/29/30	GBP	100	132,125

United Kingdom Gilt, Bonds(k)	4.250	12/07/46	GBP	330	407,916
					669,799
Uruguay 0.0%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375	10/27/27		39	38,942

Total Sovereign Bonds (cost $26,363,494)					21,421,282
U.S. Government Agency Obligations 0.1%
Federal Home Loan Bank	3.280	03/28/29	USD	9	7,889
Tennessee Valley Authority Sr. Unsec’d. Notes	5.625	06/07/32	GBP	100	131,128

Total U.S. Government Agency Obligations (cost $193,564)					139,017

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 5.5%
U.S. Treasury Bonds(h)(k)	1.875%	02/15/41	2,255	$1,604,573
U.S. Treasury Bonds(k)	2.375	05/15/51	145	104,672
U.S. Treasury Bonds(k)	2.750	08/15/47	280	219,188
U.S. Treasury Bonds	3.000	02/15/47	1,650	1,354,031
U.S. Treasury Bonds	3.875	05/15/43	600	573,562
U.S. Treasury Notes(k)	1.125	02/15/31	1,490	1,218,308

Total U.S. Treasury Obligations (cost $5,484,062)				5,074,334

	Shares
Unaffiliated Exchange-Traded Funds 1.1%
iShares Floating Rate Bond ETF	13,700	696,782
iShares Preferred & Income Securities ETF	10,000	312,200

Total Unaffiliated Exchange-Traded Funds (cost $1,011,465)		1,008,982

Total Long-Term Investments (cost $100,731,857)		89,954,966

Short-Term Investment 1.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $1,719,219)(wj)	1,719,219	1,719,219

TOTAL INVESTMENTS 99.8% (cost $102,451,076)		91,674,185
Other assets in excess of liabilities(z) 0.2%		228,192

Net Assets 100.0%		$91,902,377

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
IDR—Indonesian Rupiah
ILS—Israeli Shekel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
NIBOR—Norwegian Interbank Offered Rate
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $72,958 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $378,763. The aggregate value of $254,572 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
26	20 Year U.S. Treasury Bonds	Sep. 2023	$3,235,375	$(60,043)
16	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	2,115,500	(54,895)
				(114,938)
Short Positions:
34	2 Year U.S. Treasury Notes	Sep. 2023	6,903,063	109,158
6	5 Year Euro-Bobl	Sep. 2023	764,526	3,869
103	5 Year U.S. Treasury Notes	Sep. 2023	11,002,492	206,192
35	10 Year Euro-Bund	Sep. 2023	5,118,172	84,806
30	10 Year U.S. Treasury Notes	Sep. 2023	3,342,188	50,005
2	10 Year U.S. Ultra Treasury Notes	Sep. 2023	233,969	5,419
32	British Pound Currency	Sep. 2023	2,568,200	(75,893)
113	Euro Currency	Sep. 2023	15,572,106	(351,662)
43	Euro Schatz Index	Sep. 2023	4,966,606	32,607
				64,501
				$(50,437)
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/02/23	JPM	AUD	375	$254,642	$252,051	$—	$(2,591)
British Pound,
Expiring 08/02/23	SSB	GBP	1,013	1,302,600	1,300,588	—	(2,012)
Euro,
Expiring 08/02/23	BNP	EUR	9,117	10,092,654	10,025,256	—	(67,398)
Hungarian Forint,
Expiring 10/19/23	CITI	HUF	71,672	200,035	200,165	130	—
Israeli Shekel,
Expiring 09/20/23	BOA	ILS	625	170,240	170,255	15	—
Japanese Yen,
Expiring 08/02/23	BARC	JPY	93,925	666,796	660,414	—	(6,382)
Expiring 10/19/23	BOA	JPY	21,540	153,466	153,312	—	(154)
Norwegian Krone,
Expiring 10/19/23	BNYM	NOK	553	54,813	54,681	—	(132)
Polish Zloty,
Expiring 10/19/23	HSBC	PLN	912	229,072	226,810	—	(2,262)
South Korean Won,
Expiring 09/20/23	BARC	KRW	60,173	45,860	47,231	1,371	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/20/23	CITI	KRW	132,582	$104,266	$104,067	$—	$(199)
Swedish Krona,
Expiring 10/19/23	HSBC	SEK	258	25,008	24,634	—	(374)
				$13,299,452	$13,219,464	1,516	(81,504)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/02/23	BOA	AUD	375	$250,720	$252,052	$—	$(1,332)
Expiring 09/05/23	JPM	AUD	375	254,915	252,368	2,547	—
British Pound,
Expiring 08/02/23	BARC	GBP	1,013	1,287,973	1,300,587	—	(12,614)
Expiring 09/05/23	SSB	GBP	1,013	1,302,763	1,300,803	1,960	—
Canadian Dollar,
Expiring 10/19/23	HSBC	CAD	468	354,004	355,392	—	(1,388)
Expiring 10/19/23	HSBC	CAD	109	82,253	82,461	—	(208)
Chinese Renminbi,
Expiring 08/23/23	MSI	CNH	21,824	3,126,565	3,060,247	66,318	—
Expiring 08/23/23	MSI	CNH	626	88,449	87,765	684	—
Colombian Peso,
Expiring 09/20/23	MSI	COP	273,723	60,275	68,798	—	(8,523)
Euro,
Expiring 08/02/23	BNP	EUR	206	225,727	226,012	—	(285)
Expiring 08/02/23	BOA	EUR	199	216,049	218,647	—	(2,598)
Expiring 08/02/23	BOA	EUR	76	84,819	83,042	1,777	—
Expiring 08/02/23	HSBC	EUR	458	515,038	503,679	11,359	—
Expiring 08/02/23	SSB	EUR	7,844	8,577,465	8,625,010	—	(47,545)
Expiring 08/02/23	SSB	EUR	335	366,759	368,864	—	(2,105)
Expiring 09/05/23	BNP	EUR	9,117	10,109,201	10,042,888	66,313	—
Expiring 10/19/23	BOA	EUR	188	207,818	207,269	549	—
Indonesian Rupiah,
Expiring 09/20/23	MSI	IDR	1,526,380	102,202	101,003	1,199	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	791	217,478	215,668	1,810	—
Japanese Yen,
Expiring 08/02/23	BOA	JPY	85,945	602,250	604,305	—	(2,055)
Expiring 08/02/23	MSI	JPY	7,980	57,583	56,109	1,474	—
Expiring 09/05/23	BARC	JPY	93,925	670,324	664,158	6,166	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 09/20/23	BARC	MXN	3,835	$215,915	$226,857	$—	$(10,942)
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	41	30,176	30,543	—	(367)
Swiss Franc,
Expiring 10/19/23	BNP	CHF	132	154,228	153,211	1,017	—
				$29,160,949	$29,087,738	163,173	(89,962)
						$164,689	$(171,466)
Credit default swap agreements outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		134	$27,380	$23,826	$3,554	HSBC
Gazprom PAO	06/20/24	1.000%(Q)		121	24,724	34,471	(9,747)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		115	879	2,716	(1,837)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(1,495)	(2,328)	833	BARC
Republic of South Africa	12/20/28	1.000%(Q)		400	26,755	41,246	(14,491)	MSI
					$78,243	$99,931	$(21,688)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%(Q)	100	1.004%	$111	$131	$(20)	BARC
Emirate of Abu Dhabi	06/20/24	1.000%(Q)	110	0.078%	1,015	845	170	BNP
Generalitat de Catalunya	12/20/25	1.000%(Q)	100	*	1,507	(456)	1,963	DB
Halliburton Co.	12/20/26	1.000%(Q)	50	0.443%	931	325	606	GSI
Hellenic Republic	12/20/31	1.000%(Q)	140	1.156%	(1,325)	(3,585)	2,260	BARC
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	740	0.277%	91	465	(374)	BOA

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	06/20/25	1.000%(Q)	1,000	0.199%	$15,664	$(3,483)	$19,147	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	170	0.199%	2,663	(618)	3,281	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	15	0.199%	235	74	161	BARC
Republic of Estonia	12/20/26	1.000%(Q)	50	0.658%	593	321	272	JPM
Republic of Italy	06/20/30	1.000%(Q)	100	1.144%	(716)	(1,982)	1,266	BARC
Republic of Panama	12/20/26	1.000%(Q)	45	0.631%	572	88	484	CITI
Republic of Poland	06/20/24	1.000%(Q)	145	0.198%	1,185	100	1,085	BNP
Republic of South Africa	12/20/23	1.000%(Q)	300	0.314%	1,147	(1,248)	2,395	BOA
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	0.786%	1,174	2,060	(886)	GSI
					$24,847	$(6,963)	$31,810

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2023(4)	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)		8,775	4.094%	$179,547	$359,484	$179,937
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	1,655	3.802%	(36,642)	96,506	133,148
						$142,905	$455,990	$313,085
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2023:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)/ 5.861%	CITI	11/29/23	$(3,076)	$—	$(3,076)
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	970	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.665%	$(2,503)	$(130,674)	$(128,171)
AUD	225	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.665%	(19,316)	(20,999)	(1,683)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	85	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.665%	$(9,720)	$(10,549)	$(829)
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/ 5.500%	(1,981)	(77,677)	(75,696)
CAD	455	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 5.000%	4,196	(6,810)	(11,006)
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/ 5.500%	438	(4,997)	(5,435)
CAD	340	12/03/29	2.650%(S)	3 Month CDOR(2)(S)/ 5.500%	(13,339)	(22,426)	(9,087)
CAD	70	12/03/29	3.500%(S)	1 Day CORRA(2)(S)/ 5.000%	907	(1,059)	(1,966)
CAD	165	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.000%	(855)	(2,355)	(1,500)
CAD	60	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.500%	(2,561)	(4,861)	(2,300)
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)/ 5.500%	(1)	(5,559)	(5,558)
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)/ 5.500%	15,832	(14,522)	(30,354)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)/ 5.500%	(1,389)	(10,246)	(8,857)
CAD	295	12/03/51	2.800%(S)	3 Month CDOR(2)(S)/ 5.500%	(28,634)	(40,314)	(11,680)
CAD	45	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.000%	(55)	(893)	(838)
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)/ 1.702%	(219)	(5,670)	(5,451)
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 1.702%	(481)	(12,387)	(11,906)
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 1.702%	(214)	(4,984)	(4,770)
CHF	100	12/15/41	0.025%(A)	1 Day SARON(2)(A)/ 1.702%	(19,952)	(33,274)	(13,322)
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)/ 10.250%	—	(3,678)	(3,678)
CLP	190,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	4,403	4,403
CLP	76,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	(1,224)	(1,224)
CLP	157,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	(2,354)	(2,354)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	$3	$270	$267
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(1)	683	684
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	1,355	1,355
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	1,940	1,940
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(3)	2,700	2,703
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(1)	2,192	2,193
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(1)	2,148	2,149
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(5)	3,775	3,780
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	1,584	1,584
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	1	2,374	2,373
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(2)	3,873	3,875
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(4)	4,777	4,781
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	7	9,035	9,028
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(11)	11,865	11,876

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	7,230	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	$—	$967	$967
CNH	2,000	01/09/28	2.757%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(83)	4,002	4,085
CNH	4,750	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	15,679	15,679
CNH	1,925	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	4,032	4,032
CNH	5,740	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	5,589	6,068	479
CNH	5,400	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	750	750
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)/ 7.100%	—	(52,118)	(52,118)
DKK	500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 4.010%	(3,248)	(9,629)	(6,381)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.929%	—	(228,797)	(228,797)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.929%	—	(219,650)	(219,650)
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)/ 3.392%	692	14,600	13,908
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)/ 3.929%	—	(75,813)	(75,813)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.392%	(133)	(81,151)	(81,018)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 3.392%	683	16,736	16,053
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 3.929%	4,231	(36,161)	(40,392)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	820	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.929%	$—	$(4,616)	$(4,616)
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.929%	(7,506)	(84,354)	(76,848)
EUR	590	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.929%	—	6,291	6,291
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.929%	—	26,162	26,162
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.715%	—	(27,349)	(27,349)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.929%	—	61,739	61,739
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.715%	—	(64,660)	(64,660)
EUR	570	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.929%	—	68,792	68,792
EUR	570	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.715%	—	(72,735)	(72,735)
EUR	400	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.929%	332	4,315	3,983
EUR	400	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.715%	(205)	(1,188)	(983)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 3.929%	5,452	(32,431)	(37,883)
GBP	35	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 4.930%	5,939	9,094	3,155
GBP	155	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.930%	(49,436)	(61,108)	(11,672)
GBP	160	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 4.930%	(53,505)	(65,992)	(12,487)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	$46,975	$(117,019)	$(163,994)
GBP	170	05/08/47	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	(33,201)	(90,479)	(57,278)
GBP	90	05/08/48	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	(42,358)	(48,796)	(6,438)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 4.930%	—	(27,466)	(27,466)
GBP	60	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	(3,635)	(34,817)	(31,182)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)/ 13.810%	—	(44,691)	(44,691)
JPY	130,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ (0.061)%	—	2,864	2,864
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)/ (0.061)%	8	(7,701)	(7,709)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)/ (0.061)%	(491)	(1,878)	(1,387)
JPY	110,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.061)%	(13,074)	(16,829)	(3,755)
JPY	119,700	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ (0.061)%	—	(5,477)	(5,477)
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (0.061)%	5	(28,423)	(28,428)
JPY	25,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.061)%	(3,344)	(5,551)	(2,207)
JPY	85,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ (0.061)%	(20,608)	(25,828)	(5,220)
JPY	60,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ (0.061)%	(17,531)	(21,849)	(4,318)
JPY	130,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ (0.061)%	(9,760)	(55,061)	(45,301)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)/ (0.061)%	(937)	(10,489)	(9,552)
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)/ (0.061)%	(2,901)	(39,878)	(36,977)
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ (0.061)%	(1,448)	(18,572)	(17,124)
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ (0.061)%	(6)	(6,304)	(6,298)
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)/ (0.061)%	(25)	(10,227)	(10,202)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ (0.061)%	$(12)	$(11,947)	$(11,935)
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/ (0.061)%	(106)	(20,649)	(20,543)
JPY	25,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)/ (0.061)%	(18,324)	(27,671)	(9,347)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)/ (0.061)%	(130)	(3,342)	(3,212)
JPY	30,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ (0.061)%	(26,933)	(35,639)	(8,706)
JPY	38,600	07/08/45	0.350%(A)	1 Day TONAR(2)(A)/ (0.061)%	(42,548)	(48,816)	(6,268)
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)/ (0.061)%	(3,204)	(58,682)	(55,478)
JPY	45,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ (0.061)%	(50,691)	(58,260)	(7,569)
JPY	30,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ (0.061)%	(25,452)	(44,544)	(19,092)
JPY	22,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ (0.061)%	—	8,498	8,498
KRW	761,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(4,710)	(4,710)
KRW	230,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(3,534)	(3,534)
KRW	979,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(21,131)	(57,131)	(36,000)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(8,720)	(8,720)
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(2,512)	(2,512)
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(9,270)	(55,444)	(46,174)
KRW	261,780	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(4,221)	(6,519)	(2,298)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)/ 5.070%	$3,055	$(14,308)	$(17,363)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)/ 5.665%	—	(11,564)	(11,564)
PLN	890	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)/ 6.600%	15,681	(16,361)	(32,042)
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	(37,033)	(37,033)
SEK	2,200	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)/ 3.923%	(3,236)	(33,158)	(29,922)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.550%	923	(17,192)	(18,115)
THB	6,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(1,233)	(1,233)
THB	3,000	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(8,880)	(8,880)
TWD	14,600	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	1,990	1,990
TWD	8,480	07/21/33	1.410%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	1,547	1,547
	7,960	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(26,121)	(26,121)
	12,055	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(11,741)	(11,741)
	3,760	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/ 5.310%	—	1,526	1,526
	10,265	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.310%	—	2,761	2,761
	3,604	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(8,126)	(8,126)
	10,150	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.310%	(15,992)	93,439	109,431
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.310%	—	75,512	75,512
					$(474,984)	$(2,306,098)	$(1,831,114)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	2,100	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	$(885)	$—	$(885)	MSI
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	2,452	—	2,452	SCB
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(2,729)	(8)	(2,721)	MSI
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(6,522)	(8)	(6,514)	HSBC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(619)	—	(619)	MSI
MYR	200	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(109)	(2)	(107)	CITI
MYR	230	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(1,071)	(1)	(1,070)	GSI
					$(9,483)	$(19)	$(9,464)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).